INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF THE PROVISION FOR INCOME TAXES

The components of the provision for income taxes for the years ended December 31, 2021 and 2020 consisted of the following:

	For the Year Ended December 31,
	2021	2020
Current:
China	$292,891	$340,127
Total current	292,891	340,127
Deferred:
China	(18,570)	-
Total deferred	(18,570)	-
Total income tax expense	$274,321	$340,127

SCHEDULE OF DEFERRED TAX ASSETS	Deferred tax assets as of December 31, 2021 and 2020 consisted of the following:
	December 31, 2021	December 31, 2010
Deferred tax assets:
Accumulated amortization	$18,795	$-

SCHEDULE OF EFFECTIVE INCOME TAX RATE

The following table reconciles the statutory rates to the Company’s effective tax rate for years ended December 31, 2021 and 2020:

	2021	2020
Statutory U.S. federal income tax rate	21.0%	21.0%
Foreign tax rate differential	216.5%	5.1%
Change in valuation allowances	3,634.4%	5.7%
Other (1)	-%	(6.7)%
Effective combined tax rate	3,871.9%	25.1%

(1)	Primarily consists of utilization of net operating losses in China